TAXATION	12 Months Ended
Dec. 31, 2014
TAXATION [Abstract]
TAXATION
5.	TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company's subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People's Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. As foreign invested enterprises, Jiangxi Jinko and Zhejiang Jinko are entitled to a two year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter. Jiangxi Jinko and Zhejiang Jinko are each subject to CIT rate of 12.5% from year 2010 to year 2012. Starting from year 2013, three of the major subsidiaries of the Group, Jiangxi Jinko, Zhejiang Jinko and Jinko Materials were recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15%.

The Group's solar power plant project entities are entitled to a three-year tax exemption from CIT starting from the year in which revenue is first generated from the sale of electricity, and a 50% CIT reduction for the succeeding three years thereafter for the income generated from investing and operating in the qualified public basic infrastructure projects according to the CIT Law (“three-year tax exemption and three-year 50% CIT reduction”). The CIT tax rate for these project entities will increase to 25% upon the expiration of such term.

Additionally, under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totaled RMB1,284,385,993 and the amount of the unrecognized deferred tax liability, calculated based on the 5% rate, on the permanently reinvested earnings was RMB64,219,300 as of December 31, 2014.

Hong Kong

The Company's subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Luxemburg

Jinko Luxemburg is incorporated in Luxemburg and is subject to corporate income tax at 28.8%.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 38%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.5% in 2014.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 31.4%.

Jinko France is incorporated in France and is subject to corporate income tax at 33.33%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 23%.

United States

Both Jinko US and Jinko US Holding are incorporated in Delaware, the United States. Jinko US and Jinko US Holding do not conduct any business in Delaware, thus, they are not subject to Delaware State income tax. Jinko US conducts business in California. It is subject to a progressive federal corporate income tax from 15% to 35% and California state income tax of 8.84%, which is deductible for federal income tax purpose.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11.5%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

South Africa

Jinko South Africa is incorporated in South Africa and is subject to corporate income tax at 28%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 15%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2012, 2013 and 2014 were taxed within the following jurisdictions:

	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Cayman Islands	(136,614,196)	(252,710,798)	73,497,948
PRC	(1,191,201,484)	334,511,152	695,671,595
Other countries	(224,901,695)	151,838,949	(186,855,933)
Income/(Loss) before income taxes	(1,552,717,375)	233,639,303	582,313,610

For the year ended December 31, 2012, 2013 and 2014, the earnings (losses) attributed to Cayman Islands was mainly due to the fair value gain (loss) from convertible senior notes and capped call options.

The current and deferred positions of income tax (expense)/benefit included in the consolidated statement of operations for the years ended December 31, 2012, 2013 and 2014 are as follows:

	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Current income tax (expense)/benefit
PRC	7,561,393	(17,468,843)	(28,703,637)
Other countries	838,169	(153,468)	(7,722,360)
Total current income tax (expense)/benefit	8,399,562	(17,622,311)	(36,425,997)
Deferred tax (expense)/benefit	518,086	(910,065)	170,760,020
Income tax (expense)/benefit	8,917,648	(18,532,376)	134,334,023

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company's effective tax rate is as follows:

	For the year ended December 31
	2012	2013	2014
	%	%	%
Statutory CIT rate	(25.0)	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.3	1.2	1.1
—Change in fair value of convertible senior notes and capped call options	1.6	22.8	(2.8)
—Accrued payroll and welfare expenses	0.8	2.2	0.4
—Change of enacted tax rate (1)	(7.5)	43.8	(9.2)
—Effect of prior year tax difference (2)	(0.6)	-	(1.5)
—Other non-deductible expenses	0.8	1.6	6.4
Difference in tax rate of a subsidiary outside the PRC	0.9	3.4	0.7
Effect of tax holiday for subsidiaries	6.9	(5.8)	(14.6)
Change in valuation allowance	21.2	(86.3)	(28.6)
Effective CIT rate	(0.6)	7.9	(23.1)

(1)
Change of enacted tax rate decreased from 43.8% in 2013 to (9.2)% in 2014 is due to the different enacted tax rate used in the calculation of long-term deferred tax assets and liabilities, as certain subsidiaries are entitled to three-year tax exemption and three-year 50% CIT reduction tax holiday.

(2)
The Company recorded an out-of-period adjustment of RMB12,146,071 in the year ended December 31, 2012, resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
The aggregate amount of effect	-	25,853,541	85,570,052
Per share effect—basic	-	0.27	0.70
Per share effect—diluted	-	0.27	0.56

Significant components of deferred tax assets/liability—current

	For the year ended December 31
	2013	2014
	RMB	RMB
Net operating losses	-	209,731
Provision for inventories, accounts receivable, other receivable	59,362,637	65,697,562
Change in fair value of forward contracts	(5,270,148)	(4,422,965)
Accrued warranty costs	5,923,185	9,320,959
Accrued interest	503,377	389,575
Other temporary differences	5,283,025	10,991,820
Total deferred tax assets	65,802,076	82,186,682
Less: Valuation allowance	(65,802,076)	(4,624,641)
Deferred tax assets—current, net	-	77,562,041

Other temporary differences	-	(6,187,087)
Deferred tax liabilities—current, net	-	(6,187,087)

Significant components of deferred tax assets/liability—non-current

	For the year ended December 31
	2013	2014
	RMB	RMB
Net operating losses	39,762,082	71,314,107
Accrued warranty costs	25,977,871	55,178,012
Timing difference for project assets, property, plant and equipment	41,045,290	33,296,577
Provision for advance to suppliers to be utilized beyond one year*	34,158,957	-
Provision of prepayment for purchase of property, plant and equipment*	6,629,065	-
Timing difference for revenue recognition of retainage contract	25,442,086	13,267,698
Other temporary differences	3,300,328	(279,551)
Total deferred tax assets	176,315,679	172,776,843
Less: Valuation allowance	(176,315,679)	(70,652,937)
Deferred tax assets—non-current, net	-	102,123,906

Other temporary differences	-	(2,572,785)
Deferred tax liabilities—non-current, net	-	(2,572,785)

*
These provision expenses were not treated as tax deductible items for calculating taxable income in the year ended December 31, 2012, and were fully deductible in the year ended December 31, 2014 upon subsequent approval from the local tax authorities.

Movement of valuation allowances

	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
At beginning of year	(73,967,071)	(402,860,548)	(242,117,755)
Current year additions	(329,813,147)	(21,347,390)	(55,339,194)
Utilization and reversal of valuation allowances	919,670	182,090,183	222,179,371
At end of year	(402,860,548)	(242,117,755)	(75,277,578)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2013 and 2014, valuation allowances of RMB242,117,755 and RMB75,277,578 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group's estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Certain valuation allowance was reversed in 2014 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets. Due to the strong financial performance of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB222 million in 2014.